Construction In Process (Tables)	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Schedule of construction in progress
	March 31, 2020	March 31, 2019
Factory	$148,372	$129,453
Workshop	-	519,782
Retail outlet	180,000	-
	$328,372	$649,235